Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
N/A
Wachovia Securities
Wells Fargo
July 25, 2006
June 29, 2006
June 01, 2006
-
Payment Date Statement
-
Remittance Summary
-
Delinquency Summary
-
Delinquency Summary 120+ Breakdown
-
Mortgage Loan Characteristics
-
Delinquency Report
-
Delinquency History Report - Six Months
-
CPR/CDR History Report - Six Months
-
Bankruptcy Loan Detail Report
-
Foreclosure Loan Detail Report
-
REO Loan Detail Report
-
Prepayment & Liquidation Loan Detail Report
-
Material Modifications, Extensions, Waivers Loan Detail Report
-
Material Breaches Loan Detail Report
07/20/2006 1:08 pm
Wachovia Mortgage Loan Trust
Contact:
Asset-Backed Certificates
Samil Sengil
SERIES 2006-AMN1
Account Administrator
651-495-3878
samil.sengil@usbank.com
DISTRIBUTION STATEMENT
Distribution Date:
25-Jul-06
Accrual Periods:
Begin End
Determination Date:
14-Jul-06
Certificates 6/29/2006 7/24/2006
Record Date:
29-Jun-06
Original
Beginning
Class Interest
Net WAC
Applied
Ending
Certificate
Certificate
Principal
Interest
Carryover
Total
Rate Carryover
Realized Loss
Certificate
Class
Face Value
Balance
Distribution
Distribution
Shortfall
Distribution
Amount
Amount
Balance
A-1 $373,000,000.00 $373,000,000.00 $6,713,053.42 $1,454,700.00 $0.00 $8,167,753.42 $0.00 $0.00 $366,286,946.58
A-2 $154,400,000.00 $154,400,000.00 $0.00 $613,311.11 $0.00 $613,311.11 $0.00 $0.00 $154,400,000.00
A-3 $132,689,000.00 $132,689,000.00 $0.00 $535,694.98 $0.00 $535,694.98 $0.00 $0.00 $132,689,000.00
M-1 $9,644,000.00 $9,644,000.00 $0.00 $39,283.23 $0.00 $39,283.23 $0.00 $0.00 $9,644,000.00
M-2 $8,572,000.00 $8,572,000.00 $0.00 $34,978.52 $0.00 $34,978.52 $0.00 $0.00 $8,572,000.00
M-3 $5,357,000.00 $5,357,000.00 $0.00 $21,898.23 $0.00 $21,898.23 $0.00 $0.00 $5,357,000.00
M-4 $5,000,000.00 $5,000,000.00 $0.00 $20,691.67 $0.00 $20,691.67 $0.00 $0.00 $5,000,000.00
M-5 $4,286,000.00 $4,286,000.00 $0.00 $17,798.81 $0.00 $17,798.81 $0.00 $0.00 $4,286,000.00
M-6 $3,929,000.00 $3,929,000.00 $0.00 $16,514.90 $0.00 $16,514.90 $0.00 $0.00 $3,929,000.00
B-1 $2,500,000.00 $2,500,000.00 $0.00 $11,284.72 $0.00 $11,284.72 $0.00 $0.00 $2,500,000.00
B-2 $2,500,000.00 $2,500,000.00 $0.00 $11,555.56 $0.00 $11,555.56 $0.00 $0.00 $2,500,000.00
B-3 $3,569,000.00 $3,569,000.00 $0.00 $16,754.47 $0.00 $16,754.47 $0.00 $0.00 $3,569,000.00
X* $8,936,895.71 $8,936,895.71 $0.00 $307,191.95 $0.00 $307,191.95 $0.00 N/A $8,936,895.71
P $100.00 $100.00 $0.00 $0.00 $0.00 $0.00 $0.00 N/A $100.00
R $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 0 $0.00
R-X N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 N/A $0.00
Total $705,446,000.00 $705,446,000.00 $6,713,053.42 $3,101,658.15 $0.00 $9,814,711.57 $0.00 $0.00 $698,732,946.58
* Notional Balance
AMOUNTS PER $1,000 UNIT
Class Interest
Net WAC
Allocable
Ending
Current
Principal
Interest
Carryover
Total
Rate Carryover
Loss
Certificate
Pass Through
Class
Cusip
Distribution
Distribution
Amount
Distribution
Amount
Amount
Balance
Interest Rate
A-1 92978EAA2
$17.99746225 $3.90000000 NA $21.89746225 $0.00000000 $0.00000000 $982.00253775 5.40000%
A-2 92978EAB0 $0.00000000 $3.97222222 NA $3.97222222 $0.00000000 $0.00000000 $1,000.00000000 5.50000%
A-3 92978EAC8 $0.00000000 $4.03722223 NA $4.03722223 $0.00000000 $0.00000000 $1,000.00000000 5.59000%
M-1 92978EAD6 $0.00000000 $4.07333368 NA $4.07333368 $0.00000000 $0.00000000 $1,000.00000000 5.64000%
M-2 92978EAE4 $0.00000000 $4.08055530 NA $4.08055530 $0.00000000 $0.00000000 $1,000.00000000 5.65000%
M-3 92978EAF1 $0.00000000 $4.08777861 NA $4.08777861 $0.00000000 $0.00000000 $1,000.00000000 5.66000%
M-4 92978EAG9 $0.00000000 $4.13833400 NA $4.13833400 $0.00000000 $0.00000000 $1,000.00000000 5.73000%
M-5 92978EAH7
$0.00000000 $4.15277881 NA $4.15277881 $0.00000000 $0.00000000 $1,000.00000000 5.75000%
M-6 92978EAJ3 $0.00000000 $4.20333418 NA $4.20333418 $0.00000000 $0.00000000 $1,000.00000000 5.82000%
B-1 92978EAK0 $0.00000000 $4.51388800 NA $4.51388800 $0.00000000 $0.00000000 $1,000.00000000 6.25000%
B-2 92978EAL8 $0.00000000 $4.62222400 NA $4.62222400 $0.00000000 $0.00000000 $1,000.00000000 6.40000%
B-3 92978EAM6 $0.00000000 $4.69444382 NA $4.69444382 $0.00000000 $0.00000000 $1,000.00000000 6.50000%
X 92978EAP9 $0.00000000 $34.37345136 NA $34.37345136 $0.00000000 $0.00000000 $1,000.00000000 NA
P 92978EAN4 $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
R NA $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
R-X NA $0.00000000 $0.00000000 NA $0.00000000 $0.00000000 $0.00000000 $0.00000000 NA
Index
Value
LIBOR 5.35000%

Wachovia Mortgage Loan Trust
Contact:
Asset-Backed Certificates
Samil Sengil
SERIES 2006-AMN1
Account Administrator
651-495-3878
samil.sengil@usbank.com
Distribution Date:
July 25, 2006
Index +
Interest
Allocation of
Deferred
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Amount
Interest
Interest
Class
Fixed Rate
PT Rate (1)
Relief Act
Paid (2)
Unpaid
Paid
Paid (2)
Shortfall
A-1 5.40000% $1,454,700.00 $0.00 $0.00 $0.00 $0.00 $0.00 $1,454,700.00 $0.00
A-2 5.50000% $613,311.11 $0.00 $0.00 $0.00 $0.00 $0.00 $613,311.11 $0.00
A-3 5.59000% $535,694.98 $0.00 $0.00 $0.00 $0.00 $0.00 $535,694.98 $0.00
M-1 5.64000% $39,283.23 $0.00 $0.00 $0.00 $0.00 $0.00 $39,283.23 $0.00
M-2 5.65000% $34,978.52 $0.00 $0.00 $0.00 $0.00 $0.00 $34,978.52 $0.00
M-3 5.66000% $21,898.23 $0.00 $0.00 $0.00 $0.00 $0.00 $21,898.23 $0.00
M-4 5.73000% $20,691.67 $0.00 $0.00 $0.00 $0.00 $0.00 $20,691.67 $0.00
M-5 5.75000% $17,798.81 $0.00 $0.00 $0.00 $0.00 $0.00 $17,798.81 $0.00
M-6 5.82000% $16,514.90 $0.00 $0.00 $0.00 $0.00 $0.00 $16,514.90 $0.00
B-1 6.25000% $11,284.72 $0.00 $0.00 $0.00 $0.00 $0.00 $11,284.72 $0.00
B-2 6.40000% $11,555.56 $0.00 $0.00 $0.00 $0.00 $0.00 $11,555.56 $0.00
B-3 6.50000% $16,754.47 $0.00 $0.00 $0.00 $0.00 $0.00 $16,754.47 $0.00
(1) Includes interest shortfalls from previous payment dates plus interest thereon
(2) Includes Deferred Amounts
(3) Represents non-Remic Regular Interests payments to respective class. The aggregate, including interest paid to the Class X, represents Remic Regular Interest payments to the Class X

Wachovia Mortgage Loan Trust
Contact:
Asset-Backed Certificates
Samil Sengil
SERIES 2006-AMN1
Account Administrator
651-495-3878
samil.sengil@usbank.com
Distribution Date:
July 25, 2006
Miscellaneous:
Reconciliation:
Recoveries $0.00 Available funds (A):
Current Advances $0.00 Servicer Remittance $9,821,306.50
Outstanding Advances $0.00 Net Payments to Trust from Swap Counterparty $0.00
Reimbursed Advances $0.00 Net Funds from Supplemental Interest $0.00
$9,821,306.50
Distributions (B):
Trustee Fee
$1,197.63
Net Payments to Counterparty from Swap Trust $5,397.30
Supplemental Interest Trust*:
Total Interest distributed $3,101,658.15
Swap Notional Balance $574,861,122.83 Total Principal distributed
$6,713,053.42
$9,821,306.50
Deposit: Investment Income $0.00
Deposit: Net Counterparty Payment $0.00 (A)-(B): -
Deposit: Counterparty Termination Payment $0.00
Deposit / Withdrawal : Net Trust Payment to Counterparty $5,397.30
Deposit / Withdrawal : Trust Termination Payment to Counterparty $0.00
Miscellaneous Expenses:
Withdrawal : to pay interest on certificates $0.00 Withdrawal pursuant to Section 3.08(a)(viii):
Withdrawal : to Principal Remittance, Net Realized Losses $0.00 Amount of Withdrawal: $0.00
Withdrawal : to pay Deferred Amounts $0.00 Purpose of Withdrawal:
Withdrawal : to X, remaining amounts $0.00 Expenses or indemnification amount paid by Trust: $0.00
* All payments to Trust represent non-Remic Regular Interests payments to respective class.
Purpose of Expense or indemnification
ACCOUNT ACTIVITY

Wachovia Mortgage Loan Trust
Contact:
Asset-Backed Certificates
Samil Sengil
SERIES 2006-AMN1
Account Administrator
651-495-3878
samil.sengil@usbank.com
Distribution Date:
July 25, 2006
Trigger Event:
Excess Interest Distributions:
Relevant Information: Excess available interest (A): $307,191.95
A) Rolling 6-Month Delinquency Average 0.000%
B) Ending Collateral Balance $707,669,842.29 1) as additional principal to certificates $0.00
C) 40.00% of Required % 19.115% 2) Deferred Amounts + Interest thereon (not applied as prin) $0.00
D) Cumulative Loss Amount $0.00 3) Remaining Amounts to X $307,191.95
E) Cumulative Realized Losses/Cut-off Balance 0.000%
F) Applicable Cumulative Loss % 100.000%
(B): $307,191.95
A Trigger Event will occur if either (1) or (2) is True:
(1) Rolling 6Mo Delq. Avg equals or exceeds 40.00% of Required %(A >= C)
NO (A)-(B) ($0.00)
(2) Cumulative Real Loss/Cut-Off Balance equals or exceeds Applicable Cumulative Loss %(D >= E)
NO
NO
Overcollateralization:
Overcollateralization Amount (before distributions)
$8,936,895.71
Overcollateralization Release Amount $0.00
Overcollateralization Deficiency $0.00
Target Overcollateralization Amount $8,936,895.71
Overcollateralization Amount (after distributions) $8,936,895.71
Stepdown Date:
Relevant Information:
Senior Enhancement Percentage
0.000000%
The earlier of:
1) Distribution after Class A balances reduced to zero
NO
1) later of (x) Distribution in June 2009 NO
(y) Class A Bal less than or equal to 84.8% of Ending Bal NO
NO
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST A+B+C+D):
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
574,861,122.83
6,713,053.42
0.00
568,148,069.41
63,663.03
6,599,520.90
49,869.49
0.00
0.00
6,713,053.42
3,228,016.19
119,763.11
0.00
0.00
0.00
0.00
0.00
3,108,253.08
0.00
0.00
9,821,306.50
0.00
119,763.11
0.00
0.00
0.00
0.00
0.00
GROUP:
REMITTANCE SUMMARY
07/20/2006 1:08 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/PPP - Balance
Loans w/PPP - Count
Repurchase Loans - Count
Net Recoveries
1,965
1,939
0.9883220000
6.73836%
6.48586%
12.48575%
0.00
0.00
0.00
0.00
0.00
0
0
0.00
GROUP:
07/20/2006 1:08 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Total
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
1,939
568,148,069.41
568,266,893.73
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
Delinquent
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
1,939
568,148,069.41
568,266,893.73
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
Bankruptcy
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
GROUP:
DELINQUENCY SUMMARY
07/20/2006 1:08 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Foreclosure
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
REO
Current: Count
Sched Balance
Actual Balance
30-59 Days: Count
Sched Balance
Actual Balance
60-89 Days: Count
Sched Balance
Actual Balance
90-119 Days: Count
Sched Balance
Actual Balance
120+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
07/20/2006 1:08 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Total
120-149 Days: Count
Sched Balance
Actual Balance
150-179 Days: Count
Sched Balance
Actual Balance
180-269 Days: Count
Sched Balance
Actual Balance
270-359 Days: Count
Sched Balance
Actual Balance
360+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
Delinquent
120-149 Days: Count
Sched Balance
Actual Balance
150-179 Days: Count
Sched Balance
Actual Balance
180-269 Days: Count
Sched Balance
Actual Balance
270-359 Days: Count
Sched Balance
Actual Balance
360+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
Bankruptcy
120-149 Days: Count
Sched Balance
Actual Balance
150-179 Days: Count
Sched Balance
Actual Balance
180-269 Days: Count
Sched Balance
Actual Balance
270-359 Days: Count
Sched Balance
Actual Balance
360+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
GROUP:
DELINQUENCY SUMMARY 120+ DAYS BREAKDOWN
07/20/2006 1:08 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Foreclosure
120-149 Days: Count
Sched Balance
Actual Balance
150-179 Days: Count
Sched Balance
Actual Balance
180-269 Days: Count
Sched Balance
Actual Balance
270-359 Days: Count
Sched Balance
Actual Balance
360+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
REO
120-149 Days: Count
Sched Balance
Actual Balance
150-179 Days: Count
Sched Balance
Actual Balance
180-269 Days: Count
Sched Balance
Actual Balance
270-359 Days: Count
Sched Balance
Actual Balance
360+ Days: Count
Sched Balance
Actual Balance
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
0
0.00
0.00
07/20/2006 1:08 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Count
Balance
%
0K to 99.99K
74 5,943,248.38 1.05%
100K to 199.99K
612 93,930,083.10 16.53%
200K to 299.99K
536 131,681,397.36 23.18%
300K to 399.99K
330 113,076,723.73 19.90%
400K to 499.99K
184 81,207,114.26 14.29%
500K to 599.99K
89 47,980,320.71 8.45%
600K to 699.99K
48 30,581,357.76 5.38%
700K to 799.99K
20 14,871,420.59 2.62%
800K to 899.99K
15 12,701,350.68 2.24%
900K to 999.99K
14 13,479,780.89 2.37%
1000K to 1099.99K
4 4,000,000.00 0.70%
1100K to 1199.99K
3 3,496,640.52 0.62%
1200K to 1299.99K
2 2,475,250.00 0.44%
1300K to 1399.99K
4 5,389,627.34 0.95%
1400K to 1499.99K
2 2,978,754.09 0.52%
1800K to 1899.99K
1 1,885,000.00 0.33%
2400K to 2499.99K
1 2,470,000.00 0.43%
Total
1,939
568,148,069.41
100.00%
MORTGAGE LOAN CHARACTERISTICS
Remaining Principal Balance
Balance
07/20/2006 1:08 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
120.00M
140.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1800K to 1899.99K
2400K to 2499.99K
Balance
Count
Balance ($)
%
5.50% - 5.99%
28 7,750,718.02 1.36%
6.00% - 6.49%
525 144,850,469.31 25.50%
6.50% - 6.99%
861 252,610,606.91 44.46%
7.00% - 7.49%
389 120,829,498.61 21.27%
7.50% - 7.99%
116 38,101,018.75 6.71%
8.00% - 8.49%
20 4,005,757.81 0.71%
Total
1,939
568,148,069.41
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 6.74%
Count
Balance ($)
%
2.00% - 2.99%
1,939 568,148,069.41 100.00%
Total
1,939
568,148,069.41
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 2.25%
07/20/2006 1:08 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Count
Balance ($)
%
2.00% - 2.99%
1,939 568,148,069.41 100.00%
Total
1,939
568,148,069.41
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 2.25%
Count
Balance ($)
%
11.00% - 11.99%
28 7,750,718.02 1.36%
12.00% - 12.99%
1,388 397,693,654.94 70.00%
13.00% - 13.99%
503 158,697,938.64 27.93%
14.00% - 14.99%
20 4,005,757.81 0.71%
Total
1,939
568,148,069.41
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 12.74%
Count
Balance ($)
%
12
1,939 568,148,069.41 100.00%
Total
1,939
568,148,069.41
100.00%
Frequency of Interest Rate Adjustments
Months
Count
Balance ($)
%
12
1,939 568,148,069.41 100.00%
Total
1,939
568,148,069.41
100.00%
Frequency of Payment Adjustments
Months
Count
Balance ($)
%
1 Year LIBOR
1,939 568,148,069.41 100.00%
Total
1,939
568,148,069.41
100.00%
Indices
Index
07/20/2006 1:08 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Count
Balance ($)
%
2 Units
101 31,923,129.89 5.62%
3 Units
54 18,861,086.31 3.32%
4 Units
23 8,680,935.50 1.53%
Condominium
206 48,268,838.10 8.50%
Cooperative
3 808,113.55 0.14%
Other
9 2,703,142.50 0.48%
Single Family
1,543 456,902,823.56 80.42%
Total
1,939
568,148,069.41
100.00%
Property Type
Type
Count
Balance ($)
%
2006
1,939 568,148,069.41 100.00%
Total
1,939
568,148,069.41
100.00%
Year of First Payment Date
Year
Count
Balance ($)
%
15.00% - 19.99%
2 99,553.71 0.02%
25.00% - 29.99%
6 818,444.41 0.14%
30.00% - 34.99%
5 1,124,553.03 0.20%
35.00% - 39.99%
7 1,209,360.37 0.21%
40.00% - 44.99%
15 4,312,391.30 0.76%
45.00% - 49.99%
13 4,142,645.13 0.73%
50.00% - 54.99%
25 8,297,144.05 1.46%
55.00% - 59.99%
34 11,204,563.81 1.97%
60.00% - 64.99%
47 17,712,370.30 3.12%
65.00% - 69.99%
101 39,170,085.66 6.89%
70.00% - 74.99%
165 53,453,371.64 9.41%
75.00% - 79.99%
281 85,023,955.15 14.97%
80.00% - 84.99%
1,205 334,912,153.50 58.95%
85.00% - 89.99%
12 2,471,587.02 0.44%
90.00% - 94.99%
13 2,696,687.78 0.47%
95.00% - 99.99%
8 1,499,202.55 0.26%
Total
1,939 568,148,069.41 100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 76
07/20/2006 1:08 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Count
Balance ($)
%
337 - 360
1,939 568,148,069.41 100.00%
Total
1,939
568,148,069.41
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 356
Count
Balance ($)
%
337 - 360
1,939 568,148,069.41 100.00%
Total
1,939
568,148,069.41
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 356
Count
Balance ($)
%
337 - 360
1,939 568,148,069.41 100.00%
Total
1,939
568,148,069.41
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 360
Count
Balance ($)
%
337 - 360
1,939 568,148,069.41 100.00%
Total
1,939
568,148,069.41
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 360
07/20/2006 1:08 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Count
Balance ($)
%
ALABAMA
1 240,000.00 0.04%
ARIZONA
143 34,264,093.28 6.03%
CALIFORNIA
513 201,216,692.43 35.42%
COLORADO
103 22,499,950.90 3.96%
CONNECTICUT
38 15,407,365.07 2.71%
DELAWARE
3 2,105,700.65 0.37%
DISTRICT OF COLUMBIA
4 1,554,000.00 0.27%
FLORIDA
233 58,225,262.54 10.25%
GEORGIA
43 7,429,804.47 1.31%
IDAHO
2 582,064.92 0.10%
ILLINOIS
171 46,151,932.26 8.12%
INDIANA
8 1,319,865.17 0.23%
IOWA
2 363,704.00 0.06%
KANSAS
10 1,894,310.78 0.33%
LOUISIANA
1 104,108.34 0.02%
MAINE
1 377,000.00 0.07%
MARYLAND
43 14,680,553.25 2.58%
MASSACHUSETTS
46 14,404,461.63 2.54%
MICHIGAN
19 2,911,734.11 0.51%
MINNESOTA
29 5,206,195.53 0.92%
MISSISSIPPI
1 294,737.51 0.05%
MISSOURI
18 2,743,432.89 0.48%
MONTANA
1 196,000.00 0.03%
NEBRASKA
3 300,757.84 0.05%
NEVADA
35 9,451,065.28 1.66%
NEW HAMPSHIRE
17 3,450,093.00 0.61%
NEW JERSEY
31 10,661,323.84 1.88%
NEW MEXICO
2 671,200.00 0.12%
NEW YORK
73 29,395,132.69 5.17%
NORTH CAROLINA
28 6,942,084.96 1.22%
NORTH DAKOTA
2 256,285.87 0.05%
OHIO
28 3,899,491.79 0.69%
OKLAHOMA
1 115,316.96 0.02%
OREGON
58 12,296,322.57 2.16%
PENNSYLVANIA
3 642,292.68 0.11%
RHODE ISLAND
31 6,977,602.31 1.23%
SOUTH CAROLINA
2 256,682.28 0.05%
SOUTH DAKOTA
1 635,811.19 0.11%
TENNESSEE
12 1,501,498.61 0.26%
UTAH
28 5,771,637.92 1.02%
VIRGINIA
25 8,261,434.90 1.45%
WASHINGTON
121 31,858,543.58 5.61%
WEST VIRGINIA
1 140,248.08 0.02%
WISCONSIN
4 490,273.33 0.09%
Total
1,939
568,148,069.41
100.00%
Geographic Distribution by State
State
07/20/2006 1:08 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
0
5
10
15
20
25
30
35
40
CALIFORNIA
FLORIDA
ILLINOIS
ARIZONA
WASHINGTON
NEW YORK
COLORADO
CONNECTICUT
MARYLAND
MASSACHUSETTS
OREGON
NEW JERSEY
NEVADA
VIRGINIA
GEORGIA
RHODE ISLAND
NORTH CAROLINA
UTAH
MINNESOTA
OHIO
NEW HAMPSHIRE
MICHIGAN
MISSOURI
DELAWARE
KANSAS
DISTRICT OF
COLUMBIA
TENNESSEE
INDIANA
NEW MEXICO
PENNSYLVANIA
SOUTH DAKOTA
IDAHO
WISCONSIN
MAINE
IOWA
NEBRASKA
MISSISSIPPI
SOUTH CAROLINA
NORTH DAKOTA
ALABAMA
MONTANA
WEST VIRGINIA
OKLAHOMA
LOUISIANA
%
Collateral Balance Distribution by State
GROUP 1
07/20/2006 1:08 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
DELINQUENCY REPORT
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
1,939
568,148,069.41
100.00%
568,266,893.73
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,939
568,148,069.41
568,266,893.73
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
1,939
568,148,069.41
100.00%
568,266,893.73
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,939
568,148,069.41
100.00%
568,266,893.73
Current
Current 100.0%
30 - 59 days 0.0%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
07/20/2006 1:08 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Delinquency Report
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
0.00
0.00
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
-6
-4
-2
0
2
4
6
Group 1
-6
-4
-2
0
2
4
6
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
0.00
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
-6
-4
-2
0
2
4
6
Group 1
-6
-4
-2
0
2
4
6
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)
07/20/2006 1:08 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
07/20/2006 1:08 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
CPR / CDR HISTORY REPORT - SIX MONTHS
Current
Percentage
Amount ($)
13.03%
6,649,390.39
13.03%
6,649,390.39
Life CPR
Percentage
Amount ($)
13.03% 13.03%
Voluntary Constant Prepayment Rates (CPR)
Current
Percentage
Amount ($)
0.00%
0.00
0.00%
0.00
Life CDR
Percentage
Amount ($)
0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
7/
1/
20
06
Group 1
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
7/
1/
20
06
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
7/
1/
20
06
Group 1
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
7/
1/
20
06
Group 1
Total
Amount ($)
07/20/2006 1:08 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
# None #
BANKRUPTCY LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
07/20/2006 1:08 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
# None #
FORECLOSURE LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
07/20/2006 1:08 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
# None #
REO LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Total:
07/20/2006 1:08 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
26 6,602,376.00 6,599,520.90 0.00 574,861,122.83
1.15%
98.85%
1
Prepayment 1.15%
Liquidation 0.00%
Beginning Balance 98.85%
Total: 100.00%
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
1284000551 792,000.00 792,000.00 792,000.00 0.00 0.00 0.00 N/A 07/06/2006 0.00 6.875% 0.00
1284000610 50,000.00 49,873.25 49,873.25 0.00 0.00 0.00 N/A 06/01/2006 0.00 6.875% 0.00
1284000742 254,320.00 254,320.00 254,320.00 0.00 0.00 0.00 N/A 06/20/2006 0.00 6.750% 0.00
1284000788 215,920.00 215,920.00 215,920.00 0.00 0.00 0.00 N/A 06/20/2006 0.00 7.250% 0.00
1284000808 326,000.00 326,000.00 326,000.00 0.00 0.00 0.00 N/A 06/28/2006 0.00 7.000% 0.00
1284000915 67,416.00 67,416.00 67,416.00 0.00 0.00 0.00 N/A 06/26/2006 0.00 7.000% 0.00
1284001081 180,000.00 180,000.00 180,000.00 0.00 0.00 0.00 N/A 06/09/2006 0.00 6.500% 0.00
1284001096 104,720.00 104,720.00 104,720.00 0.00 0.00 0.00 N/A 06/01/2006 0.00 7.625% 0.00
1284001216 154,000.00 154,000.00 154,000.00 0.00 0.00 0.00 N/A 06/01/2006 0.00 6.625% 0.00
1284001266 481,000.00 480,994.41 480,994.41 0.00 0.00 0.00 N/A 06/28/2006 0.00 6.250% 0.00
1284001272 384,000.00 384,000.00 384,000.00 0.00 0.00 0.00 N/A 06/30/2006 0.00 6.625% 0.00
1284001273 135,700.00 135,700.00 135,700.00 0.00 0.00 0.00 N/A 06/22/2006 0.00 6.625% 0.00
1284001276 224,000.00 224,000.00 224,000.00 0.00 0.00 0.00 N/A 06/27/2006 0.00 6.500% 0.00
1284001376 128,000.00 127,999.66 127,999.49 0.00 0.00 0.00 N/A 07/06/2006 0.00 7.625% 0.00
1284001556 417,000.00 417,000.01 417,000.01 0.00 0.00 0.00 N/A 06/20/2006 0.00 6.250% 0.00
1284001792 165,000.00 164,929.19 164,918.55 0.00 0.00 0.00 N/A 07/12/2006 0.00 7.000% 0.00
1284001904 289,600.00 289,600.00 289,600.00 0.00 0.00 0.00 N/A 06/14/2006 0.00 7.625% 0.00
1284001939 220,500.00 220,500.00 220,500.00 0.00 0.00 0.00 N/A 07/03/2006 0.00 6.375% 0.00
1284002110 337,500.00 337,033.94 337,033.94 0.00 0.00 0.00 N/A 06/30/2006 0.00 7.875% 0.00
1284002151 302,100.00 301,682.82 301,682.82 0.00 0.00 0.00 N/A 06/23/2006 0.00 7.875% 0.00
1284002169 96,000.00 95,666.57 95,666.57 0.00 0.00 0.00 N/A 06/23/2006 0.00 6.750% 0.00
1284002201 173,600.00 173,201.25 173,201.25 0.00 0.00 0.00 N/A 06/21/2006 0.00 7.375% 0.00
07/20/2006 1:08 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
1284002344 264,000.00 263,509.66 263,262.54 0.00 0.00 0.00 N/A 07/05/2006 247.12 6.375% 0.00
1284002408 275,000.00 275,000.00 275,000.00 0.00 0.00 0.00 N/A 06/28/2006 0.00 6.250% 0.00
1284002420 340,000.00 340,000.00 340,000.00 0.00 0.00 0.00 N/A 07/13/2006 0.00 6.375% 0.00
1284002544 225,000.00 224,712.07 224,712.07 0.00 0.00 0.00 N/A 06/29/2006 0.00 8.250% 0.00
Total:
26
6,602,376.00
6,599,778.83
247.12
6,599,520.90
0.00
0.00
0.00
0.00
07/20/2006 1:08 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Loan Detail Report
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
07/20/2006 1:08 pm

Distribution Date: Jul 25, 2006
DISTRIBUTION PACKAGE
WACHOVIA MORTGAGE LOAN TRUST ASSET-BACKED CERTIFICATES, SERIES 2006-AMN1
Contact:
Samil Sengil
Account Administrator
651-495-3878
samil.sengil@usbank.com
Loan Detail Report
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #
MATERIAL BREACHES LOAN DETAIL REPORT
07/20/2006 1:08 pm